As filed with the Securities and Exchange Commission on May 7, 2021
File Nos. 333-[_____] and 811-23664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No.
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.
(Check appropriate box or boxes)
Wonderfund Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, Rocky Mount, NC 27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802
As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Wonderfund ZEROFEE Systematic All Weather Fund

A series of the Wonderfund Trust

PROSPECTUS
[       ], 2021
This prospectus contains information about the Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.
Investment Advisor
Superfund Advisors, Inc.
Superfund Office Building
Grand Anse
P.O. Box 1568
St. George’s, Grenada, W.I.

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the SEC. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

As permitted by regulations adopted by the Securities and Exchange Commissions, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website at www.superfundmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports, prospectuses, and other communications from a Fund electronically anytime enrolling at [www.wonderfund.com or via the Wonderfund app].

You may elect to receive all future shareholder reports in paper free of charge. You can call 1-800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

TABLE OF CONTENTS
Summary
Additional Information about the Fund’s Investment Objective, Principal Investment Strategies, and Risks
Investment Objective
Principal Investment Strategies
Principal Risks of Investing in the Fund
Temporary Defensive Positions
Disclosure of Portfolio Holdings
Management of the Fund
Investment Advisor
Distributor
Investing in the Fund
Purchase and Redemption Price
Purchasing Shares
Redeeming Your Shares
Frequent Purchases and Redemptions
Shareholder Statements and Reports
Other Important Information
Dividends, Distributions, and Taxes
Consolidated Financial Highlights
Privacy Notice
Additional Information	Back Cover

Fund Summary
Investment Objective:  The Wonderfund ZEROFEE Systematic All Weather Fund (the “Fund”) seeks positive absolute returns.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.00%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$0	$0
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies
To pursue its investment objective, the Fund principally invests in U.S. and international, including emerging market, commodity and financial futures and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy and agricultural sectors. The Fund will typically have exposure to long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize certain asset classes or certain exposures within an asset class. The Fund may enter into hedging transactions to seek to manage portfolio risks. The Fund will also invest in fixed income securities to seek income, as margin or collateral for other Fund investments, and for liquidity purposes.
To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Advisor’s trading strategy analyzes data from more than 150 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments. The Advisor seeks to identify investments through a four-pillar investment philosophy that takes into account (1) market diversification, (2) quantitative and systematic analysis, (3) liquidity, and (4) risk management. The combined pillars result in a holistic investment approach that attempts to harvest consistent yields from a systematically diversified portfolio with quantitative driven diminution of the entire portfolio risk.  The Advisor also seeks to identify opportunities to capitalize on trends and market fluctuations in both the short-term and long-term in the futures markets. These investment opportunities may last from days to months.
The Fund will invest in a variety of derivative instruments including futures, forward contracts, and swaps. The Fund may invest in both exchange-traded derivatives and over the counter (“OTC”) derivatives. In addition to investing directly in derivatives and other types of investments, the Fund may also gain exposure to futures markets by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”).
To the extent the Fund invests in commodity-linked derivatives, it will do so primarily through the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, either directly or by entering into total return swap agreements tied to commodity futures, but it may also invest in financial futures, options, other swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.
Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The fixed-income securities in which the Fund invests may have any maturity and any duration and may include, securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments, and cash.
The Advisor generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.
The Fund may engage in active and frequent trading.
Principal Risks of Investing in the Fund
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:
Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.
Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Leveraging Risk.  The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.  The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile.  The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns.  Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
Volatility Risk. The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.
Asset-Backed Securities Risk. The risks of investing in asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.
Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.
Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease embargoes, tariffs, and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund.  Changes in the credit rating of a debt security held by the Fund may have a similar effect.
Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluation, which adversely affect returns to U.S. investors. In addition, emerging financial markets have far lower trading volumes and less liquidity than developed markets.
Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change Factors that may influence the price of equity securities include developments affecting a specific company or industry, or to changing economic, political or market conditions.
Fixed Income Risk.  When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.
Foreign (non-U.S.) Investment Risk.  Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.
Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

Hedging Transactions Risk. The Advisor, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Advisor’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Put Option Risk. When the Fund purchases a put on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.
Risks from Writing Options.  The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund write the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.
Money Market Investment Risk.  The Fund may invest in money market mutual funds in order to manage its cash component.  An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.
Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares from the Fund. Such large shareholder redemptions may cause a Fund to sell their securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s judgements about the attractiveness, value, and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Management risk includes the risk that the quantitative model used by the Advisor may not perform as expected, particularly in volatile markets.
Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy.  Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Advisor, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.
Market Risk.  Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets, or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
LIBOR Risk. Certain of the Fund’s investments may be based on floating rates, such as LIBOR. LIBOR, or the London Interbank Offered Rate, is a benchmark that dictates daily interest rates on loans and financial instruments globally. Plans are underway to phase out the use of LIBOR by the end of 2021, which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2021. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue borrow under the Credit Facilities at rates that reference LIBOR and invest in Underlying Funds that may hold underlying assets referencing LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments and/or the Fund’s Credit Facilities cannot yet be determined.
Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.
Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently proposed regulations that, upon effectiveness, would subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.
Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Performance Information
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Updated performance information will be available online at www.superfundmutualfunds.com.
Management of the Fund
Investment Advisor: Superfund Advisors, Inc. serves as the investment adviser to the Fund.
Portfolio Manager:  The Fund’s portfolio is managed on a day-to-day basis by Dr. Gerhard Entzmann.  Dr. Entzmann, Managing Director and Portfolio Manager of Superfund Advisors, Inc. has managed the Fund since its inception.
Purchase and sale of Fund Shares
Shares of the Fund are only available through the [Wonderfund App], which is operated by the Advisor. The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor and each investor, by purchasing shares, agrees to any such redemption.
The minimum initial investment is shown in the chart below, although the minimums may be waived or reduced in some cases.
Minimum Investments
Initial	Subsequent
$10,000	$5,000
The Fund or Advisor may impose a maximum purchase amount per shareholder that would limit the ability of shareholders to purchase fund shares if their total purchases or account balance exceeds a dollar threshold.
The Fund or Advisor may impose a maximum on total assets in the Fund beyond which the ability of shareholders to make investments in the Fund will be restricted.
Tax Information
Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangement will generally be taxed later upon withdrawal of assets from those accounts.

Additional Information about the Fund’s Investment Objective,
Principal Investment Strategies, and Risks
Investment Objective
The Fund seeks to achieve positive absolute returns. The Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to an investment objective takes place. There is no guarantee that the Fund will achieve its investment objective.
Principal Investment Strategies
To pursue its investment objective, the Fund principally invests in U.S. and international, including emerging market, commodity and financial futures, and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy and agricultural sectors. The Fund will typically have exposure to long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize certain asset classes or certain exposures within an asset class. The Fund may enter into hedging transactions to seek manage portfolio risk. The Fund will also invest in fixed income securities to seek income, as margin or collateral for other Fund investments, and for liquidity purposes.
To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Advisor’s trading strategy analyzes data from more than 150 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments. The Advisor seeks to identify investments through a four-pillar investment philosophy that takes into account: (i) market diversification, (ii) quantitative and systematic analysis, (iii) liquidity, and (iv) risk management. Market diversification analysis will include a review of horizontal diversification (trend following, momentum, mean reversion and global macro factors) and vertical diversification (use of correlating and non-correlating asset classes).  The qualitative and systematic analysis will be applied so that all trading decisions are based on quantitative concepts and executed automatically by computerized systems to avoid the influence of human bias and emotions.  A rigorous screening process will be applied to ensure that only highly liquid assets are traded by the Fund.  Risk indicators such as the value at risk, volatility, correlation and other proprietary risk indicators are calculated on an intraday basis and systematically monitored.  The combined pillars result in a holistic investment approach which attempts to harvest consistent yields from a systematically diversified portfolio with quantitative driven diminution of the entire portfolio risk.  The Advisor also seeks to identify opportunities to capitalize on trends and market fluctuations in both the short- and long-term in the futures markets. These investment opportunities may last from days to months.
The Fund will invest in a variety of derivative instruments including [futures, forward contracts, and swaps. The Fund may invest in both exchange-traded derivatives and over-the-counter (“OTC”) derivatives. In addition to investing directly in derivatives and other types of investments, the Fund may also gain exposure to futures markets by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”).

To the extent the Fund invests in commodity-linked derivatives, it will do so primarily through the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, either directly or by entering into total return swap agreements tied to commodity futures, but it may also invest in financial futures, options, other swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.
The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.  The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Subsidiary will be consolidated with those of the Fund. By investing in commodities indirectly through the Subsidiary, the Fund intends to obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Subchapter M requires, among other things, that at least 90% of the Fund's gross income be derived from certain qualifying sources, such as dividends, interest, gains from the sale of stock or other securities, and certain other income derived from securities or derived with respect to the Fund’s business of investing in securities (typically referred to as “qualifying income”).  The Fund will make investments in certain commodity-linked derivatives through the Subsidiary because income from these derivatives is not treated as "qualifying income" for purposes of the 90% gross income requirement if the Fund invests in the derivative directly.
In the past, the Internal Revenue Service issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicated that certain income from a fund's investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M.  However, the Fund does not have a private letter ruling, and the Internal Revenue Service no longer issues such private letter rulings.  Moreover, pursuant to recent guidance issued by the Treasury Department, income which the Fund derives from its investment in the Subsidiary in any taxable year would only be treated as “qualifying income” for purposes of the 90% gross income requirement of Subchapter M to the extent that the Subsidiary makes certain dividend distributions to the Fund out of out of the Subsidiary's earnings and profits for that same taxable year.  Therefore, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year.
Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary.
The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Subsidiary.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.
The fixed-income securities in which the Fund invests may have any maturity and any duration and may include, securities issued by the U.S. government or its agencies and instrumentalities, money market securities, and cash.
The Advisor generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency, and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term net asset value (“NAV”) fluctuations, which at times, may be significant and rapid.
The Fund is actively managed and may engage in frequent trading.
Principal risks of investing in the fund
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:
Active Trading Risk. A higher portfolio turnover may result in higher transaction and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains and losses, which may affect the taxes you pay as a Fund shareholder.
Asset-Backed Securities Risk. Associated with asset-backed securities is prepayment risk. If interest rates fall, the underlying debt may be repaid early, reducing the value of the Fund’s investments. On the other hand, if interest rates rise, the duration of the securities may be extended, making them more sensitive to changes in interest rates. Furthermore, fewer prepayments may be made, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of asset-backed securities may be considerably affected by changes in interest rates, the market’s perception of issuers, declines in the value of collateral, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Advisor to forecast interest rates and other economic factors correctly.
Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.

Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.
Counterparty Credit Risk. The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Advisor will monitor the creditworthiness of firms with which it will cause the Fund to enter into repurchase agreements, interest rate swaps, caps, floors, collars or over-the-counter derivatives. If there is a default by the counterparty to such a transaction, the Fund will, under most normal circumstances, have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to an investment directly through the use of one or more total return swaps, those investments will be subject to counterparty risk.

Credit Risk. The risk that issuers or guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund may result in losses to the Fund. Changes in the credit rating of a debt security or of the issuer of a debt security held by a Fund could have a similar effect. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Fund intends to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Advisor’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Derivatives Risk. The Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, including total return swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is often linked to commercial and residential mortgage portfolios. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.
Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Advisor or that such techniques will be utilized by the Advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.
Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
The Fund’s Statement of Additional Information (“SAI”) provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.
Emerging Markets Risk. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector.

Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.
Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or to changing economic, political or market conditions.
Fixed Income Risk. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows. The Federal Reserve Board began tapering its quantitative easing program and in December 2015 began raising the federal funds rate, and there is a risk interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities may result in those financial intermediates restricting the market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.
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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Foreign (non-U.S.) Investment Risk.  Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.
Foreign securities involve special risks and costs, which are considered by the Advisor in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.
Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.
Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
While the Fund’s investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Fund may expose them to risks independent of their securities positions.
The Fund may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which the Fund has invested.

In addition, voters in the United Kingdom (“UK”) approved withdrawal from the EU and the UK withdrew from the EU on January 31, 2020. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.
Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”). However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. For example, the price of a stock can drop from its closing price one night to its opening price the next morning. The difference between the two prices is the gap.
Hedging Transactions Risk. The Advisor may employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Advisor’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Advisor may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Advisor may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Issuer-Specific Risk. The value of a specific security or option can be more volatile than the market as a whole and may perform worse than the market as a whole. The value of large cap securities, as represented by the S&P 500 Index, can be more volatile than smaller cap securities due to differing market reactions to adverse issuer, political, regulatory, market, or economic developments.

Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares from the Fund. Such large shareholder redemptions may cause a Fund to sell their securities at times when it would not otherwise do so, which may negatively impact the Fud’s NAV and liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
LIBOR Risk. Certain of the Fund’s or Portfolio Funds’ investments may be based on floating rates, such as LIBOR. LIBOR, or the London Interbank Offered Rate, is a benchmark that dictates daily interest rates on loans and financial instruments globally. Plans are underway to phase out the use of LIBOR by the end of 2021, which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2021. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue borrow under the Credit Facilities at rates that reference LIBOR and invest in Underlying Funds that may hold underlying assets referencing LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments and/or the Fund’s Credit Facilities cannot yet be determined.
Liquidity Risk. There is risk that the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like or difficult to value. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Management risk includes the risk that the quantitative model used by the Fund's investment adviser may not perform as expected, particularly in volatile markets.

Market Risk.  Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Market Events Risk. Financial markets are subject to volatility, depressed valuations, decreased liquidity and heightened uncertainty such as what was experienced in or around 2008. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Advisor, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.
Money Market Instruments Risk.  The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Put Option Risk. When the Fund purchases a put on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently proposed regulations that, upon effectiveness, would subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.
Risks from Writing Options.  The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund write the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and its Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its parent fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.

There is a risk that the Internal Revenue Service could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax, or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund’s shareholders would likely suffer decreased investment returns.
Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.
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Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

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Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risks (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary is classified as a controlled foreign corporation for US tax purposes.
The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. Pursuant to recent guidance issued by the Treasury Department and the IRS, the Subsidiary’s commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year or if such income constitutes other income derived with respect to the Fund’s business of investing in stock, securities, or currencies. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.
Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Volatility Risk. The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time
Temporary Defensive Positions
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Disclosure of Portfolio Holdings
A full description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Management of the Fund
Investment Advisor
Superfund Advisors, Inc., located at Superfund Office Building, Grand Anse P.O. Box 1568, St. Georges, Grenada W.I., serves as the investment advisor to the Fund. The Advisor manages the investment portfolio and business affairs of the Fund pursuant to an investment advisory agreement between the Trust and the Advisor, with respect to the Fund (the “Advisory Agreement”). Superfund Advisors, Inc. is an SEC-registered investment advisory firm, CFTC registered commodity pool operator, and a member of the National Futures Association.  As of [        ], Superfund Advisors, Inc., had approximately $[     ] million in assets under management.
Advisor Compensation.  The Advisor does not charge a fee for the investment advisory services provided to the Fund under the Advisory Agreement. The Advisor has entered into an expense limitation agreement with the Fund under which it has agreed to assume other expenses of the Fund in an amount that limits the Fund’s annual operating expenses to 0.00% of the average daily net assets of the Fund. The expense limitation agreement is permanent and will continue for the life of the Fund. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.
Disclosure Regarding Approval of Investment Advisory Agreement. A discussion regarding the Board’s basis for approval of the investment advisory agreement for the Fund will be found in the Fund’s [semi-]annual report to shareholders for the period ended [      ]. You may obtain a copy of the most recent semi-annual and annual reports, once available, free of charge, upon request to the Fund.
Portfolio Manager.  Dr. Gerhard Entzmann has served as the portfolio manager for the Fund since [___] 2021. Dr. Entzmann has also served as Managing Director of Superfund Advisors Inc. since 2018.  Prior to that he served as President and Portfolio Manager of the firm from 2013 to 2018.  Dr. Entzmann also serves as Managing Director of Superfund Brokerage Services Inc. and President and Portfolio Manager of Superfund Capital Management Inc.  He holds a PhD in Mechanical Engineering from the University of Technology in Vienna, Austria.
The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of securities in the Fund.
Investment Subsidiary
The Fund may invest up to 25% of its total assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of managers. The Fund is the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

As with the Fund, the Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.
The Advisor will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that the Subsidiary receives. The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Advisor is subject to the same investment policies and restrictions that apply to the management of the Fund, and in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments. The Fund’s chief compliance officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Board regarding the Subsidiary’s compliance with its policies and procedures.
The financial statements of the Subsidiary will be consolidated in the Fund’s financial statements which will be included in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual and semi-annual reports will be distributed to shareholders, and copies of the reports will be available, without charge, upon request.
Distributor
The Fund distributes the shares of the Fund and does not have a principal underwriter.
Investing in the Fund
Purchase and Redemption Price
Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received by a Fund or its designated agent in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  A Fund’s NAV per share for each class of shares is calculated by dividing the value of that Fund’s total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Fund holds portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  The NAV per share for each class of shares is at the close of regular trading on the New York Stock Exchange (“NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section titled “Net Asset Value” in the SAI for more detail.

The pricing and valuation of portfolio securities is determined in good faith by a valuation committee in accordance with the Fund’s policies and procedures established by, and under the direction of, the Board.  In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board. Fair value pricing may be used in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation.
Pursuant to policies adopted by the Board, the Advisor consults with the Fund’s Administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board (or the Fund’s valuation committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Purchasing Shares
You may purchase shares of the Fund directly from the Fund on any day on which the NYSE is open for trading. Shares of the Fund are only available through the [Wonderfund App], which is operated by the Advisor, at no cost to you.  The [Wonderfund App] is available [on the Fund’s website at www.wonderfund.com or via the App Store for Apple products or via Google Play for Android devices.]
Orders received in good form prior to the close of the NYSE (normally 4:00 p.m. Eastern Time) will receive a share price based on that day’s NAV and orders received after the close of the NYSE will receive a price based on the NAV determined at the close of regular trading on the next day that the NYSE is open.

The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
The Fund or Advisor may impose maximum purchase per shareholder that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.  The Fund or [Advisor] may impose a maximum on total assets in the fund, beyond which ability of shareholders to purchase fund shares will be restricted.
Share Certificates.  The Fund does not issue share certificates.  Evidence of ownership of shares is provided through entry in a Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened, and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.  If the Fund closes an investor’s account because the Fund could not verify the investor’s identity, the Fund will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.
Redeeming Shares
You can redeem shares of the Fund on any day on which the NYSE is open for trading. The Fund typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds; however, the Fund typically expects that the payment of redemption proceeds will be initiated the next business day following the receipt of your redemption request regardless of the method of payment. The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund expects to pay redemptions from cash, cash equivalents, proceeds from the sale of additional Fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. The Fund may also suspend redemptions, if permitted by the 1940 Act; (i) for any period during which the NYSE is closed or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which the Fund’s disposal of its portfolio securities is not reasonably practicable for the Fund to fairly determine the value of its assets; or (iii) for such other periods as the SEC may order permit for the protection of the Fund’s shareholders.

Redemption requests may only be submitted through the [Wonderfund App].
You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.
The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by a Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
The Fund will employ reasonable procedures, which may include requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.
Systematic Withdrawal Plan.  A shareholder who owns Fund shares valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of a Fund or paid in cash.
Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future that would, in the opinion of the Board, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in readily marketable portfolio securities of the Fund.  The securities will be chosen by the Fund, may be either a pro rata payment of each of the securities held by the Fund or a representative sample of securities, and will be valued at the same value assigned to them in computing a Fund’s NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash, as well as taxable capital gains when the securities are converted to cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at each Fund’s election.

[Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for: (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request. ]
Frequent Purchases and Redemptions
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to a Fund’s other shareholders. These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund’s transfer agent provides a daily record of shareholder trades to the Advisor. The Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading. The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders. In addition to this discretionary policy, a Fund will also limit investments from any shareholder account that, on two or more occasions during a 60-calendar day period, purchases and redeems shares over a period of less than 10 days having a redemption amount within 10% of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in such Fund for at least 30 calendar days after the second redemption transaction.
The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund. Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in a Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.
Shareholder statements and reports
To keep you informed about your investments, the Fund will send you various account statements and reports, including:
•
Confirmation statements that verify your buy or sell transactions (except in the case of automatic purchases or redemptions from bank accounts). Please review your confirmation statements for accuracy.

•	Quarter-end and year-end shareholder account statements.
•	Reports for the Fund, which include portfolio manager commentary, and a discussion of performance.
•	Shareholder tax forms.
With e-Delivery, you can receive your tax forms, account statements, Fund reports, and prospectuses online rather than by regular mail. Taking advantage of this free service not only decreases the clutter in your mailbox, it also reduces your Fund fees by lowering printing and postage costs. To receive materials electronically, please contact us at 1-800-773-3863 or visit www.wonderfund.com to sign up for e-Delivery.
Other Important Information
Dividends, Distributions, and Taxes
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund’s Statement of Additional Information. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.
The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify and be eligible for treatment each year as a “regulated investment company” and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders.

Distributions from the Fund’s net investments income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, are taxable as ordinary income. Distributions by the Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable as long-term capital gains, regardless of how long Fund shares have been held. Distributions by the Fund that qualify as qualified dividend income are taxable at long-term capital gain rates. In addition, a 3.8% U.S. Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interests, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Dividends will be qualified dividend income if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations.
Dividends received by the Fund from a REIT or another regulated investment company (“RIC”) generally are qualified dividend income only to the extent such dividend distributions are made out of qualified dividend income received by such REIT or RIC.
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid annually. Capital gains distributions, if any, will be paid annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends of gross proceeds realized upon sale paid to shareholders who: (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so. Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service. The Fund is required in certain circumstances to apply back-up withholding on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder who does not furnish certain information and certifications or who is otherwise subject to back-up withholding.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Consolidated Financial Highlights
Because the Fund commenced operations on or following the date of this Prospectus, no Consolidated Financial Highlights are shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

PRIVACY NOTICE

FACTS	WHAT DOES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and assets
• Account balances and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes – information about your transactions and experiences	No	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For our affiliates to market to you	No	We do not share
For nonaffiliates to market to you	No	We do not share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Wonderfund Trust, on behalf of the Fund, a series of the Trust.

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
• Open an account or give us your account information
• Make deposits or withdrawals from our account
• Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Superfund Advisors, Inc., the investment advisor, is an affiliate of the Fund.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

ADDITIONAL INFORMATION

Wonderfund ZEROFEE Systematic All Weather Fund
A series of the Wonderfund Trust

Additional information about the Fund is available in the Fund’s Statement of Additional Information, which is incorporated by reference into this prospectus.
The Fund’s Statement of Additional Information is available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	Wonderfund ZEROFEE Systematic All Weather Fund Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.wonderfund.com

Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-23664

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.
STATEMENT OF ADDITIONAL INFORMATION
Wonderfund ZEROFEE Systematic All Weather Fund

[      ], 2021
A series of the Wonderfund Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069
Telephone 1-800-773-3863

TABLE OF CONTENTS
Page
GENERAL INFORMATION
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
INVESTMENT LIMITATIONS
PORTFOLIO TRANSACTIONS
DESCRIPTION OF THE TRUST
MANAGEMENT AND OTHER SERVICE PROVIDERS
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
SPECIAL SHAREHOLDER SERVICES
DISCLOSURE OF PORTFOLIO HOLDINGS
NET ASSET VALUE
ADDITIONAL TAX INFORMATION
FINANCIAL STATEMENTS
APPENDIX A – DESCRIPTION OF RATINGS
APPENDIX B – PROXY VOTING POLICIES

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectus for Wonderfund ZEROFEE Systematic All Weather Fund, dated [    ], 2021, as amended or supplemented from time to time (the “Prospectus”), and is incorporated by reference in its entirety into the Prospectus.  Because this Statement of Additional Information is not itself a Prospectus, no investment in shares of the Wonderfund ZEROFEE Systematic All Weather Fund should be made solely upon the information contained herein. The Fund’s financial statements and accompanying notes that appear in the Fund’s annual and semi-annual reports are incorporated by reference into this SAI. Copies of Prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling Fund at the address or phone number shown above or online at www.wonderfund.com. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

General Information
Wonderfund Trust (“Trust”) was organized on [      ], as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 1 series. This SAI relates to the Wonderfund ZEROFEE Systematic All Weather Fund (the “Fund”), which is a separate, diversified series of the Trust. The Fund’s investment advisor is Superfund Advisors, Inc. (the “Advisor”). The Prospectus describes the Fund’s investment objectives and principal investment strategies, as well as the principal investment risks of the Fund.
This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Prospectus.
Investments in the Fund are not:
•	Deposits or obligations of any bank;
•	Guaranteed or endorsed by any bank; or
•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.
Additional Information about Investment policies
The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.
The following descriptions and policies supplement the descriptions in the Prospectus and include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Unless otherwise noted, the investments described below may be made by the Fund directly or indirectly through its investments in other investment companies. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest. Appendix B contains a copy of the Advisor’s Proxy Voting Policy and Procedures.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this Statement of Additional Information.
System Risk.  The Adviser implements the Fund’s investment strategy using one or more fully automated, proprietary, computerized trading systems that analyze information and data supplied by third parties (the “System”). When the System proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on the System, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether.
The System seeks to accurately predict favorable investment opportunities based on technical analysis using current and historical data. The use of the System has inherent risks. For example, the System may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, the System may produce unexpected results, which can result in losses for the Fund. Furthermore, because the System relies on historical and market data supplied by third parties, the success of relying on the System may depend heavily on the accuracy and reliability of the supplied historical and market data. If incorrect historical or market data is entered into the System, the resulting information will be incorrect. However, even if the historical and market data is accurate the anticipated price trends that the System identifies will often substantially differ from actual market prices, especially for securities with complex characteristics, such as derivative securities. Differences in anticipated price trends and actual market prices may result in losses for the Fund.
Obsolescence Risk.  The Fund is unlikely to be successful unless the assumptions underlying the System are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the System does not reflect certain factors major losses may result. Any modification of the System will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification of the System on the Fund’s performance.

Crowding/Convergence.  There is significant competition among systematic, trend-following managers, and the ability of the Adviser to deliver returns consistent with the Fund’s objectives and policies is dependent on its ability to employ a trading strategy that is simultaneously profitable and differentiated from similar trading employed by other managers. To the extent that the Adviser’s trading on behalf of the Fund comes to resemble trading employed by other managers, the risk that a market disruption that negatively affects predictive models will adversely affect the Fund is increased, and such a disruption could accelerate reductions in liquidity or rapid re-pricing due to simultaneous trading across a number of funds in the marketplace.
Computer System Failure.  The System is dependent to a significant degree on the proper functioning of its internal computer systems. Accordingly, systems failures, whether due to failures by third parties upon which such systems are dependent or the failure of the Adviser’s hardware or software, could disrupt trading or make trading impossible until such failure is remedied. Any such failure, and consequential inability to trade (even for a short time), could, in certain market conditions, cause the Fund to experience significant trading losses or to miss opportunities for profitable trading.
Involuntary Disclosure Risk.  As described above, the ability of the Adviser to achieve the Fund’s investment objective is dependent in large part on its ability to develop and protect its System and any related proprietary research. The System and any related proprietary research are largely protected by the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer the System, and thereby impair the relative or absolute performance of the Fund.
Proprietary Trading Methods.  Because the System and the trading methods employed by the Adviser on behalf of the Fund are proprietary, a shareholder will not be able to determine any details of such methods or whether they are being followed.
Certificates of Deposit and Bankers’ Acceptances.  The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.
Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Commercial Paper.  The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. See Appendix B for more information on ratings assigned to commercial paper. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Commodities Instruments.  There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.
Commodity-Linked Securities.  The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.
Depositary Receipts.  American Depositary Receipts ("ADRs") are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In addition to the investment risks associated with the underlying issuer, ADRs expose the Fund to additional risks associated with the non-uniform terms that apply to ADR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the program, currency risk, and liquidity risk. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Global Depositary Receipts (“GDRs”) are receipts issued by non-U.S. financial institutions evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign securities. GDRs may not be denominated in the same currencies as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.
Derivative Instruments.  The Fund may purchase and write call and put options on securities, securities indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.
The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to correctly forecast interest rates and other economic factors. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs.
Investment in futures-related and commodity-linked derivatives may subject the Fund to additional risks, and in particular may subject the Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code, the Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if the Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a fund or the ability of a fund to continue to implement its investment strategies.
Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a fund’s counterparty is a clearing house, rather than a bank or broker. Since a fund is not a member of a clearing house and only clearing members can participate directly in the clearing house, a fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
In addition, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. It is expected that these regulations will have a material impact on a fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between a fund and its swap counterparties and may increase the amount of margin a fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate a fund’s current margin process. They will also effectively require changes to typical derivatives margin documentation. Such requirements could increase the amount of margin a fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.
The SEC has also issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict a fund’s ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that a fund may be unable to implement its investment strategy. These and other new rules and regulations could, among other things, further restrict a fund’s ability to engage in, or increase the cost to a fund of, derivatives transactions, for example, by making some types of derivatives no longer available to a fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for a fund, since a fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are new and evolving, so their potential impact on a fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new mechanisms will achieve that result.
Equity Securities.  Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
Common Stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.
Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to non-convertible fixed income securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock.  Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the fixed income securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.
Warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
Fixed-Income Securities. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in any Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.
There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the fixed income securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the fixed income securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.
The corporate fixed income securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Fixed income securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepay risk, inflation risk, credit risk and (in the case of foreign securities) country and currency risk.
Foreign Investment Risk.  To the extent consistent with its investment objective and strategies, the Fund may invest in foreign securities, including bonds and other fixed-income securities of foreign issuers. Foreign fixed-income securities may include euro-dollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign securities. The holdings of the Fund~~s~~, to the extent that they invest in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.
There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the United States. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.
European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.
In June of 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal. With notice given, the negotiation period could last for two years or more. The UK withdrew from the EU on January 31, 2020. It is unclear what the potential consequences may be. In addition, it is possible that measures could be taken to revote the issue of the withdrawal, or that regions of the UK could seek to separate and remain a part of the EU. As a result of the scheduled withdrawal, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
To the extent consistent with its investment objectives and strategies, the Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by U.S. entities or citizens.
Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
Dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.
The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, the use of forward currency exchange contracts with other instruments may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Fund will not exceed its total asset values, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.
The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to deliver payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, possible liability to the purchaser. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country.
The Fund may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies, and it has experienced lengthy periods of recession and deterioration of its competitiveness. Although Japan has attempted to reform its political process and deregulate its economy to address the situation, there is no guarantee that these efforts will succeed.
Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. Domestic or foreign trade sanctions or other protectionist measures may also adversely impact Japan’s economy. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. Japan also remains heavily dependent on oil imports, and a substantial rise in commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. Additionally, slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy.
Furthermore, Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. The Japanese yen may also be affected by currency volatility elsewhere in Asia, particularly Southeast Asia. The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.
Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.
Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.
Emerging Markets.  The Fund, to the extent permitted by its investment objectives and strategies, may also invest in countries with emerging economies or securities markets. Emerging market countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries.
In general, the securities markets of emerging countries are less liquid, subject to greater price volatility and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Certain emerging market countries may have antiquated legal systems, which may adversely impact the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations. In addition, the systems of corporate governance to which issuers in certain emerging countries are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries.
Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn negatively impact the Fund.
The United States, the EU and other countries have imposed economic sanctions on certain Russian individuals and Russian corporations. Additional broader sanctions may be imposed in the future. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.

Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by the Fund. In the event of such a freeze of any Fund assets, including depositary receipts, the Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.
Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.
Certain emerging countries may restrict or control foreign investments in their securities markets. These restrictions may limit the Fund’s investment in those countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. Custodial and/or settlement systems in emerging countries may not be fully developed. To the extent the Fund invests in emerging countries, Fund assets that are traded in such markets and which have been entrusted to sub-custodians in these markets may be exposed to risks for which the sub-custodian will have no liability.
Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) social unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.
The Fund may invest in former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

A significant portion of the Fund may also be invested in issuers located in Central and South American countries. Securities markets in Central and South American countries may experience greater volatility than in other emerging countries. In addition, a number of Central and South American countries are among the largest emerging country debtors. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
Many of the currencies of Central and South American countries have experienced steady devaluation relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. There is also a risk that certain Central and South American countries may restrict the free conversion of their currencies into other currencies. Some Central and South American countries may have managed currencies that are not free floating against the U.S. Dollar. This type of system can lead to sudden and large adjustments in the currency that, in turn, can have a disruptive and negative effect on foreign investors. Certain Central and South American currencies may not be internationally traded and it would be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
The emergence of the Central and South American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. Governments of many Central and South American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. The political history of certain Central and South American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers.
International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the recovery of the Central and South American economies. Because commodities such as oil, gas, minerals and metals represent a significant percentage of the region’s exports, the economies of Central and South American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many of these countries can experience significant volatility.
Certain Central and South American countries have entered into regional trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be implemented, will be implemented but not completed or will be completed but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including share appreciation or depreciation of participant’s national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Central and South American markets, an undermining of Central and South American economic stability, the collapse or slowdown of the drive toward Central and South American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Central and South America generally or in specific countries participating in such trade agreements.
The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation and hyperinflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.
Risks related to currencies and corporate actions are also greater in emerging countries than in developed countries. For example, some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain emerging countries may experience sudden and large adjustments in their currency, which can have a disruptive and adverse effect on foreign investors. Some emerging countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Some emerging countries may impose restrictions on the free conversion of their currencies into foreign currencies, including the U.S. dollar. Corporate action procedures in emerging countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Foreign (Non-U.S.) Currency Transactions.  The Fund may engage in foreign (non-U.S.) currency transactions, including foreign (non-U.S.) currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct its foreign (non-U.S.) currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign (non-U.S.) currency exchange market or through forward contracts to purchase or sell foreign (non-U.S.) currencies.
The Fund may enter into forward foreign (non-U.S.) currency exchange contracts (forward contracts) in order to protect against possible losses on foreign (non-U.S.) investments resulting from adverse changes in the relationship between the U.S. dollar and foreign (non-U.S.) currencies, as well as to increase exposure to a foreign (non-U.S.) currency or to shift exposure to foreign (non-U.S.) currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign (non-U.S.) exchange dealers often do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. The Fund will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to cover the Fund’s obligations under forward foreign (non-U.S.) currency exchange contracts entered into for non-hedging purposes.
The Fund may purchase and write put and call options on foreign (non-U.S.) currencies for the purpose of protecting against declines in the U.S. dollar value of foreign (non-U.S.) portfolio securities and against increases in the U.S. dollar cost of foreign (non-U.S.) securities to be acquired. As with other kinds of options, however, the writing of an option on foreign (non-U.S.) currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign (non-U.S.) currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign (non-U.S.) currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” The Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.
While the Adviser is authorized to hedge against currency risk, it is not required to do so. The Adviser may choose not to hedge currency exposure.

Foreign (Non-U.S.) Government Securities.  The Fund may invest in foreign government securities, including securities issued by foreign governments, including political subdivisions, or their authorities, agencies, instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different types of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or a political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against a foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.
As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Also, yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other foreign government securities.
High Yield Securities.  Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Fund’s investment adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Credit Quality.  Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
Greater Risk of Loss.  These securities are regarded as predominately speculative. There is a greater risk that issuers of lower-rated securities will default than issuers of higher-rated securities. Issuers of lower-rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest on securities held by the Fund, the Underlying Fund would experience a decrease in income and a decline in the market value of its investments.
Liquidity.  There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher-rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.
New Legislation.  Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower-rated securities.
Sensitivity to Interest Rate and Economic Changes.  The income and market value of lower-rated securities may fluctuate more than higher-rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties.  It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower-rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.
High yield, high risk investments may include the following:
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Distressed Securities - An investment in distressed securities may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Underlying Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Underlying Fund may lose its entire investment.

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Loan Participations and Assignments - These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

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Pay-in-kind bonds- These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These bonds are typically sold without registration under the Securities Act of 1933, as amended (the “Securities Act"), usually to a relatively small number of institutional investors.

•	Preferred Stock - These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.
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Securities issued in connection with Reorganizations and Corporate Restructurings - In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its fixed income securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

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Straight fixed income securities - These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

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Zero-coupon debt securities - These do not pay periodic interest but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

•	Zero-fixed-coupon debt securities - These are zero-coupon debt securities that convert on a specified date to periodic interest-paying debt securities.
Illiquid and Restricted Securities.  Pursuant to Rule 22e-4 under the 1940 Act, each of the Funds may invest up to 15% of its net assets in illiquid investments. An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include securities that are illiquid by virtue of the absence of a readily available market (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers) or legal or contractual restrictions on resale (e.g., because they have not been registered under the Securities Act). Illiquid investments include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and collars; municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter (“OTC”) options and cover for OTC options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Foreign (non-U.S.) securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.
As required by Rule 22e-4, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC. The effect the new rule will have on the Funds is not yet known, but the rule may impact the Funds’ performance and ability to achieve its investment.

Information on Time Deposits and Variable Rate Notes.  The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.
Insured Bank Obligations.  The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
Investments in a Wholly-Owned Subsidiary.  The Fund may invest in a wholly-owned subsidiary organized under the laws of the Cayman Islands and overseen by its own board of managers (the “Subsidiary”). Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS private letter rulings, as discussed below under “Additional Tax Information.” The Fund is currently the sole shareholder of its Subsidiary. The Subsidiary may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets. Although the Fund may invest in certain commodity-linked derivative instruments directly, the Fund expects to gain exposure to these derivative instruments indirectly by investing in its Subsidiary. The Subsidiary also invests in fixed income securities, which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. To the extent that the Fund invests in its Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Fund’s prospectus and this SAI.
The Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in the Fund’s prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders.
Lending Portfolio Securities.  For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount equal to at least 102% of the current market value of the loaned domestic securities (105% of loaned foreign securities), (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Adviser does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The Fund does not currently have a securities lending agent. Any future securities lending agreement would be subject to the monitoring and approval of the Board of Trustees of the Trust.

Margin Deposits and Cover Requirements.
Margin Deposits for Futures Contracts.  Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures.  The Fund will comply with guidelines established by the SEC with respect to coverage of forwards, futures, swaps and options. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund that holds the Subsidiary’s securities.
For example, when entering into a futures contract that will be cash settled, the Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the mark-to-market amount, if any, owed by the Fund on the futures contract. When entering into a futures contract that does not need to be settled in cash, the Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund or by entering into an agreement that enables the Fund to settle such futures contracts in cash. The Fund or the Subsidiary may enter into agreements with a futures commission merchant (“FCM”) which require the FCM to accept physical settlement for certain financial instruments. If this occurs, the Fund would treat the financial instrument as being cash-settled for purposes of determining the Fund’s coverage requirements.

To the extent the Fund writes credit default swaps, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Fund in accordance with procedures established by the Fund’s Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Also, the Fund does not invest more than 25% of its assets in contracts with any one counterparty.
Mortgage Pass-Through Securities.  Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Fund’s liquidity and value.
There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).
Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things): the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator; the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury; market responses to developments at Freddie Mac and Fannie Mae; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Fund.
As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Fund may suffer greater levels of default than was historically experienced.
Caps and Floors.  The underlying mortgages that collateralize the ARMs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.
Inverse Floaters.  Inverse floaters constitute a class of mortgage-backed securities with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds Index ("COFI"). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.
Mortgage Dollar Rolls.  The Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which the Underlying Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While the Underlying Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until a future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities, also known as “non-agency mortgage securities”, are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable-rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement.
Mortgage assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities; hence they may be more sensitive to the performance of fewer mortgage assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.
Resets.  The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.
Stripped Mortgage Securities.  Stripped mortgage securities may be issued by federal agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO-class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Underlying Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO-class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.

The Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Underlying Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed income securities in a rising interest rate environment.
Municipal Government Obligations.  In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
Municipal Lease Obligations.  Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.
Over-the-Counter Instruments.  The trading of over-the-counter instruments subjects the Fund to a variety of risks including: (1) counterparty risk; (2) basis risk; (3) interest rate risk; (4) settlement risk; (5) legal risk; and (6) operational risk. Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations. The over-the-counter markets and some foreign markets are "principals’ markets." That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument. Interest rate risk is the general risk associated with movements in interest rates. Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented. Operational risk is the risk of unexpected losses arising from deficiencies in a firm’s management information, support and control systems and procedures. Transactions in over-the-counter derivatives may involve other risks as well, as there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.
Repurchase Agreements.  The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.
Securities Economically Tied to Non-U.S. Markets.  An issuer of a security may be deemed to be economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the sub-adviser may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.
Investment Companies.  The Fund may invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”).  The Fund expects to rely on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pay no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Advisor waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund will also purchase shares of other investment companies that are not money market funds.  The Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (i) purchasing more than 3% of an investment company’s outstanding shares; (ii) investing more than 5% of the Fund’s assets in any single such investment company, and (iii) investing more than 10% of the Fund’s assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In addition, the Fund is subject to Section 12(d)(1)(C), which provides that the Fund may not acquire shares of a closed-end fund if, immediately after such acquisition, the Fund and other investment companies having the same adviser as the Fund would hold more than 10% of the closed-end fund’s total outstanding voting stock. However, Rule 12d1-4 of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) the Fund does not control the acquired fund; (ii) the Fund uses mirror voting if it holds more than 25% of an acquired open-end fund due to a decrease in the outstanding securities of the acquired fund and if it holds more than 10% of a closed-end fund; (iii) the Advisor and the investment adviser to the acquired fund make certain findings regarding the fund of funds arrangement, after considering specific factors; (iv) the Fund and acquired funds not advised by the Advisor have entered into an agreement prior to exceeding the limits of section 12(d)(1); and (v) the Fund is not part of a three tiered or more fund of funds structure. Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure. These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers.  In the event that such valuations prove to be inaccurate, the net asset value (“NAV”) of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
Illiquidity of Investments by and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified. As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities. As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, the Fund’s portfolio (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies’ investments. Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.
Exchange Traded Funds.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund, which will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV, and as a result, ETFs may experience more price volatility than other types of portfolio investments and which could negatively impact the Fund’s NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities the ETF holds.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Fund may acquire.

Money Market Instruments. Money market instruments include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements). Money market instruments also may include banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable amount demand master notes (“Master Notes”).  Banker’s acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund or an investment company acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Securities Options.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE ARCA Oil and Gas Index or the Computer and Business Equipment Index.
Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.
The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described in the Cover Requirements section, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Certain Risks Regarding Options.  There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.
Options on Futures Contracts.  The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options.  The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.
Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.
The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer options they have written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change their treatment of such instruments accordingly.
Spread Transactions.  The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.
Short Sales.  The Fund may employ "short selling" for both (1) investment purposes and (2) for defensive purposes as a hedging strategy. For investment purposes, when the Adviser believes that particular index, company or sector is relatively overvalued, the Fund may sell a security short with the expectation that it can be repurchased at a lower price, thus generating a gain for the Fund. For defensive purposes, when the Adviser believes that a security or group of securities in the Fund is susceptible to a decline in value, the Fund may sell a security short with the expectation any decline in value of the security sold short will serve to offset some of the decline in value suffered by the Fund’s portfolio of securities. A short sale strategy is different than a long-only strategy because it consists of selling borrowed shares in the hope that they can be bought back later at a lower price.
The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 50% of the value of the Fund’s net assets. This percentage may be varied by action of the Board. A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited.
Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.
To the extent that the Fund uses short sales as a hedging technique, the Fund is subject to correlation risk. Specifically, the correlation between the security sold short and the hedged security may be imperfect, reducing the expected benefit to the Fund of a short sale, or there may be no correlation at all. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.
In addition, any gain on a short sale is decreased, and any loss is increased, by the amount of any payments, such as lender fees, replacement of dividends or interest that the Fund may be required to make with respect to the borrowed securities. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The lender of the borrowed securities may require the Fund to return the securities on short notice, which may require the Fund to purchase the borrowed securities at an unfavorable price, resulting in a loss. You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.
Structured Notes, Bonds and Debentures.  Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Swap Agreements.  Swap agreements are typically two-party, uncleared contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements often do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because most swap agreements are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, futures contracts or other underlying assets represented in the index, plus the dividends that would have been received on those instruments. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks, futures contracts or other underlying assets. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Credit Default Swaps.  In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments requires the clearing and exchange-trading of certain interest rate swaps and credit default swaps. The Dodd-Frank Act will ultimately require the clearing of many additional types of OTC derivative instruments that the CFTC and SEC recently defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
Trading in Futures Contracts.  A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.
Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its futures broker in a segregated account an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as "initial margin."
The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.
The Fund’s futures contracts may be subject to periods of illiquidity because of market conditions, regulatory considerations and other reasons. For example, commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily limits.” During a single day, no trades may be executed at prices beyond the daily limit. Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity futures contracts can neither be taken nor liquidated unless the traders are willing to effect trades at or within the limit. Futures contract prices have occasionally moved the daily limit for several consecutive days with little or no trading. Such market conditions could prevent the Fund from promptly liquidating its futures contracts.
United States Government Agency.  The Fund may invest in securities issued by United States Government Agencies. These consist of fixed income securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).
Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.
FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

United States Government Obligations.  The Fund may invest in United States Government Obligations. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.
Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Treasury Receipts (“TRs”) and Separately Traded Registered Interest and Principal Securities (“STRIPS”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
U.S. Government Zero Coupon Securities.  STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.
U.S. Treasury Obligations.  U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.
When-Issued, Forward Commitments and Delayed Settlements.  The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account as discussed in the Cover Requirements section. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Investment Limitations
Fundamental Investment Restrictions. The following investment restrictions have been adopted by the Board with respect to the Fund. Except as otherwise stated, these investment restrictions are fundamental policies, which be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A vote of a majority of the outstanding voting securities of the Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.
As a matter of fundamental policy, the Fund (except as noted below) may not:
(1)
Concentrate its investments. The Fund’s concentration policy does not allow the Fund to purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.

(2)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(3)	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(4)	Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(5)
Purchase or sell real estate or commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6)
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with SEC staff guidance and interpretations, when the Fund engages in such transactions, the Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.  The Fund’s specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.

For purposes of the Fund’s concentration policy, if the Fund invests in one or more investment companies, the Fund will examine the holdings of such investment companies to ensure that the Fund is not indirectly concentrating its investments in a particular industry. In determining the exposure of the Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Fund currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries.

With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

Portfolio Transactions
Subject to the policies established by the Board, the Advisor makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund’s portfolios in accordance with the terms of the investment advisory agreement by and between the Advisor and the Trust on behalf of the Fund (the “Advisory Agreement”), which is described in detail under “Management and Other Service Providers – Investment Advisor.”  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Board has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
Under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.
The Fund may invest in securities traded in the OTC market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the OTC market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Fund’s fixed income portfolio transactions may be executed through broker-dealers on an agency basis or be principal transactions executed in over the counter markets on a “net” basis, which may include a dealer mark up. Where possible, the Advisor will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.
Because the Fund commenced operations on or following the date of this SAI, there have been no payments by the Fund for brokerage commissions.]
Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Description of the Trust

The Trust, which is a statutory trust organized under Delaware law on [       ], is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of 1 series. Additional series and/or classes may be created from time to time. The number of shares in each series of the Trust shall be unlimited.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non‑assessable and shall have no preemptive rights. The Trust does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series‑by‑series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of share-holders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
Management and Other Service Providers
The Trust is governed by the Board, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual arrangements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust as well as the entities that provide services to the Fund.

Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  The Trustees in the following table who are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”) are indicated as such.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. [TO BE UPDATED]
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
	Independent Trustee,			1
	Independent Trustee			1
Interested Trustee
	Interested Trustee			1

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
President and Principal Executive Officer
Treasurer, Principal Financial Officer and Principal Accounting Officer
Secretary
Chief Compliance Officer

Qualification of Trustees.  The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.
[TO BE UPDATED: Information regarding the Trustees’ experience]
The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.
Board Structure.  The Board currently consists of three Trustees, two of whom are Independent. [__________] serves as the [Independent] Chairman of the Board.  The Board has established [two] standing committees: Audit Committee and Governance Committee.  These standing committees are comprised entirely of the Independent Trustees. Other information about these standing committees is set forth below.  The Board has determined that the Board’s structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management. The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year. The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund’s advisor, administrator, and transfer agent, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust’s financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.
Governance Committee. All of the Independent Trustees are members of the Governance Committee.  The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.
Beneficial Equity Ownership Information.  The table below sets forth, as of the date of this SAI, the dollar range of equity securities beneficially owned by each Trustee in the Fund, and the aggregate dollar range of equity securities in the Fund complex.
A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
[Trustee]	[A]	[A]
[Trustee]	[A]	[A]
[Trustee]	[A]	[A]

Ownership of Securities of Advisor or Related Entities.  As of the date of this SAI, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, or any entity controlling, controlled by, or under common control with the Advisor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Independent Trustees receive [       ].
Name of Trustee	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees
[Trustee]	$[ ]	$[ ]	$[ ]	$[ ]
[Trustee]	$[ ]	$[ ]	$[ ]	$[ ]
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities. The codes permit employees and officers of the Trust and Advisor to invest in securities held by the Fund, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor’s code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Advisor’s codes of ethics.
Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s CCO is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Board.  A copy of the Advisor’s Proxy Voting Policy and Procedures is included as Appendix B to this SAI.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC’s website at http://www.sec.gov.
Principal Holders of Voting Securities.  Because the Fund commenced operations on or following the date of this SAI, as of the date of this SAI, no persons or entities “controlled” (within the meaning of the 1940 Act) the Fund and no persons or entities owned beneficially and/or of record 5% or more of the outstanding shares of the Fund. In addition, because the Fund commenced operations on or following the date of this SAI, as of the date of this SAI, the Trustees and officers of the Fund as a group owned none of the outstanding shares of the Fund.
Investment Advisor.  Superfund Advisors, Inc., located at Superfund Office Building, Grand Anse P.O. Box 1568, St. Georges, Grenada W.I., serves as the investment advisor to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and Superfund Advisors, Inc. The Advisor is a wholly-owned subsidiary of Superfund Group Cooperatief U.A.

The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually: (i) by the Board of the Trust or by vote of a majority of the outstanding voting securities of the Fund; and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust by a vote of the Board of the Trust or by vote of a majority of the outstanding voting securities upon 60 calendar days’ written notice or by the Advisor upon 60 calendar days’ written notice.  The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.
The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to oversight by the Board. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized to execute purchases and sales of securities.
Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.
Under the Advisory Agreement, the Advisor is not paid a fee for its investment advisory services.  The Advisor is also obligated to pay all of the expenses of the Fund.
Portfolio Manager.  The Fund’s portfolio is managed on a day-to-day basis by Dr. Gerhard Entzmann.
Compensation.  As of the date of this SAI, the portfolio manager’s compensation consists of a fixed annual salary plus a discretionary bonus. The portfolio manager’s compensation is not directly linked to the Fund’s performance.
Ownership of Fund Shares.  The table below shows the amount of the Fund’s equity securities beneficially owned by the portfolio manager as of the date of this SAI, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Dr. Gerhard Entzmann	[ ]
Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the date of this SAI.
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Dr. Gerhard Entzmann	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Accounts with Performance-Based Advisory Fee
Dr. Gerhard Entzmann	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interests.  The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.
Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), located at 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Fund: (i) coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.
Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of the Fund, is at the following annual rates: [_____].  The Administrator will also receive the following to procure and pay the custodian for the Fund: [_____]. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.
Because the Fund commenced operations on or following the date of this SAI, there have been no payments by the Fund to the Administrator.
Distributor.  The Fund will conduct a continuous offering of its securities. The Fund distributes the shares of the Fund and does not have a principal underwriter.
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.
Custodian.  [____________ with its principal place of business at __________________], serves as custodian for the Fund’s assets (the “Custodian”).  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.

Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with The Nottingham Company, located at 116 S. Franklin Street, Rocky Mount, North Carolina, 27802. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.
Independent Registered Public Accounting Firm. [____________ with its principal place of business at __________________], serves as the independent registered public accounting firm for the Fund. The independent registered public accounting firm conducts an annual audit of the Fund’s financial statements, and prepares the Fund’s federal, state, and excise tax returns. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Greenberg Traurig LLP serves as legal counsel to the Trust and the Fund.
Organization and Management of Wholly-Owned Subsidiary
The Fund may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.
The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of [FUND NAME c/o ____________]. The Subsidiary's affairs are overseen by a board of managers.
Managers. Each Independent Trustee also serves on the Board of Managers of the Subsidiary.
The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio, without compensation. The Subsidiary has also entered into arrangements with the Trust's custodian to serve as the Subsidiary's custodian and with the Fund’s administrator to serve as the Subsidiary's transfer agent, fund accountant and administrator. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Trust's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Trust's Board regarding the Subsidiary's compliance with its policies and procedures.
The Subsidiary pays no fee to the Adviser for its services. The Advisor will bear all of the fees and expenses of the Subsidiary. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and Subsidiary.
Additional Purchase and Redemption Information
Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Prospectus:
Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are normally not issued.
Purchases.  Shares of the Fund are offered and sold on a continuous basis and may only be purchased through the [Wonderfund App], which is operated by the Advisor, at no cost to you. The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being received by the Fund in good form.  NAV is normally determined at the close of regular trading on the NYSE on days the NYSE is open for trading, as described under “Net Asset Value”.  The NAV per share of the Fund is not calculated on days on which the NYSE is closed for holidays.  An order received prior to the close of the NYSE will be executed at the price calculated on the date of receipt and an order received after the close of the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to: (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Redemptions.  Redemptions may only be processed through the [Wonderfund App]. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.
Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Fund Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the  Prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.   The Fund and Advisor reserve the right to redeem a shareholder’s account and send them the proceeds when they no longer meet the eligibility requirements to invest in the Fund.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
Special Shareholder Services
The Fund offers the following special shareholder services:
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the NAV on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.
Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Prospectus.
Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. The securities will be chosen by the Fund, may be either a pro rata payment of each of the securities held by the Fund or a representative sample of securities, and will be valued at the same value assigned to them in computing the NAV per share. Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f‑1 of the 1940 Act, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s NAV at the beginning of such period.
Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

Disclosure of Portfolio Holdings
The Board has adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund generally will not disclose portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Fund will generally make portfolio holdings information available to the public at [www.wonderfund.com], including the complete portfolio holdings as of the fiscal quarter end. This information is generally available within [60] days of the [fiscal quarter end] and will remain available until the next [quarter’s] portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.
This information is also generally available on a quarterly basis within 60 days of the Funds’ fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-PORT, as applicable.  The Fund’s Form N-CSR and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-PORT and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.
To the extent that the Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-PORT, or by being posted to the Fund’s website, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes. Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information. The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor, as well as the Custodian, fund accountant and Administrator, and CCO, have full daily access to the Fund’s portfolio holdings. These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements. The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Fund’s Transfer Agent, independent public accountants, and legal counsel have access to the Fund’s portfolio holdings on an ad hoc, as needed basis. The Transfer Agent are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings. The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential. The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
Broadridge ICS, Allegra Design Marketing Print Mail, PrintGrafix (a division of Sunbelt Graphics Systems, Inc.), PrinterLink Communications Group, Inc., Riverside Printing, Inc., and V.G. Reed & Sons are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.

The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality. These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Fund. The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.
The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Board.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust’s CCO, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund’s investment advisor, any principal underwriter for the Trust, or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the CCO. Material compliance matters are then reported to the Board.
Net Asset Value
The NAV of the Fund is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The Fund’s NAV is not calculated on the days on which the NYSE is closed. The NYSE generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The days on which these holidays are observed and any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV of the Fund will not be calculated.
The NAV per share of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to generally accepted accounting practices and all laws and regulations that apply.  The assets of the Fund are valued as follows:
•
Securities that are listed on a securities exchange are valued at the last quoted sales price  provided by a third-party pricing service at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
•	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.

•
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

•
Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Instruments with maturities in excess of sixty days are valued at prices provided by a third-party pricing source.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.
Additional Tax Information
The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.
Certain individuals, estates, and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends, and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund’s taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Funds must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Funds’ default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Funds’ default method of average cost is more appropriate, the shareholder must contact the Funds at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.
The Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code.

Payments to the Subsidiary of certain U.S. source income will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
The Subsidiary will be wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation of 10 percent or more of the total value of shares of all classes of stock of such foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a “U.S. Shareholder,” the Fund will be required to include in gross income for United States federal income tax purposes all of the Subsidiary's “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's “subpart F income” will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.
The Treasury and the IRS have issued final regulations that provide that the income from a foreign subsidiary may be qualifying income for purposes of a fund remaining qualified as a registered investment company (“RIC”) for U.S. federal income tax purposes to the extent such income is actually distributed by the foreign subsidiary to the RIC each year or if such income constitutes other income derived with respect to the Fund’s business of investing in stock, securities, or currencies.
In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock or at least 10 percent of the total value of the stock of a foreign corporation that is a CFC during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

By holding the foregoing kinds of securities, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Financial Statements
[TO BE PROVIDED IN A SUBSEQUENT AMENDMENT]

Appendix A – Description of Ratings
The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
S&P Global Ratings.  The following summarizes the highest four ratings used by S&P Global Ratings, a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Advisor:
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –  An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
Commercial paper rated A‑1 by S&P Global Ratings indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A‑1+.  Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.
The rating SP‑1 is the highest rating assigned by S&P Global Ratings to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.
Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt and Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.
MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):
Long-Term Ratings.
AAA – Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  ‘AA’ ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality.  ‘A’ ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality.  ‘BBB’ ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest short-term credit quality.  The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 – Good short-term credit quality.  The rating F2 indicates good intrinsic capacity for timely payment of financial commitments.
F3 – Fair short-term credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.
B – Speculative short-term credit quality.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

Appendix B – Advisor Proxy Voting Policies
[TO BE INCLUDED]

File Nos. 333-[___] and 811-23664

WONDERFUND TRUST
PART C
OTHER INFORMATION

ITEM 28. Exhibits
(a)	Declaration of Trust (“Trust Instrument”), is filed herewith to Registrant’s registration statement on Form N-1A (“Registration Statement”).
(b)	By-Laws are filed herewith.
(c)	Articles III, V, and VII of the Trust Instrument define the rights of holders of the securities being registered to be filed by amendment to the Registration Statement.
(d)(1)
Investment Advisory Agreement between the Registrant and Superfund Advisors, Inc., as investment advisor for the Wonderfund ZEROFEE Systematic All Weather Fund to be filed by amendment to the Registration Statement.

(e)(1)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust, to be filed by amendment to the Registration Statement.
(f)	Not Applicable.
(g)(1)	Custody Agreement to be filed by amendment to the Registration Statement.
(g)(1)(i)	Rule 17f-5 Delegation Agreement to be filed by amendment to the Registration Statement.
(h)(1)(i)
Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Registrant (“Fund Accounting and Administration Agreement”), to be filed by amendment to the Registration Statement.

(h)(2)(i)
Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant, (“Dividend Disbursing and Transfer Agent Agreement”) to be filed by amendment to the Registration Statement.

(i)(1)	Opinion and Consent of Counsel to be filed by amendment to the Registration Statement.
(j)	Consent of Independent Accountant to be filed by amendment to the Registration Statement.
(k)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant to be filed by amendment to the Registration Statement.
(p)(2)	Code of Ethics for Superfund Advisors, Inc. to be filed by amendment to the Registration Statement.
(q)(1)	Powers of Attorney to be filed by amendment to the Registration Statement.

ITEM 29.  Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.
ITEM 30.  Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:
Article VIII. Section 2.  Indemnification and Limitation of Liability.
(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Subject to such restrictions, limitations and other requirements, if any, as may be contained in the Bylaws of the Trust, the Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.
(b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Section 2 of this Article VIII.
In addition, the Registrant has entered into the following agreements: Investment Advisory Agreements and Distribution Agreements.  These agreements provide indemnification for those entities and their respective affiliates.  Certain personnel of the Advisors, Distributor or Administrator may serve as trustees and/or officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
(a) Superfund Advisors, Inc. serves as the investment adviser to the Wonderfund ZEROFEE Systematic All Weather Fund.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Superfund Advisors, Inc. and its directors, officers or partners during the past two years is included in Superfund Advisors, Inc.’s Form ADV filed with the SEC (File No. 801-77714) and is incorporated herein by reference.

ITEM 32.  Principal Underwriter
(a) None.  The Wonderfund ZEROFEE Systematic All Weather Fund is a no-load, open end management investment company selling shares directly to the public.
(b) Not applicable.
(c) Not applicable.
ITEM 33.  Location of Accounts and Records
(a)
The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (“Records”) at the offices of The Nottingham Company, 116 S. Franklin Street, Rocky Mount, NC 27802.

(b)
The Nottingham Company maintains all Records related to its services as administrator and fund accountant to the Registrant at its offices located at 116 South Franklin Street, Rocky Mount, North Carolina 27802.

(c)
Nottingham Shareholder Services, LLC maintains all Records related to its services as dividend disbursing and transfer agent to the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27802.

(d)
Superfund Advisors, Inc., maintains all Records related to its services as investment advisor for the Wonderfund ZEROFEE Systematic All Weather Fund at its offices located at Superfund Office Building, Grand Anse, St. George’s, Grenada, W.I.

ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
The Registrant undertakes that each Subsidiary and each Manager of each Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 7th day of May 2021.

WONDERFUND TRUST

By:	/s/Tracie A. Coop
Tracie A. Coop, Initial Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/Tracie A. Coop	Initial Trustee	May 7, 2021
Tracie A. Coop

Exhibit Index

(a)	Declaration of Trust
(b)	By-Laws